THE ALGER FUNDS

Supplement dated April 11, 2012 to the

Prospectus dated March 1, 2012

As supplemented to date

The following replaces the entry for Alger Large Cap Growth Fund under the heading “Management” on page 11 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Manager:

Dan C. Chung, CFA

Chief Executive Officer,

Chief Investment Officer and

Portfolio Manager

Since September 2001

The following replaces the entry for Alger Growth & Income Fund under the heading “Management” on page 47 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Managers:

Dan C. Chung, CFA

Chief Executive Officer,

Chief Investment Officer and

Portfolio Manager

Since January 2011

Gregory S. Adams, CFA

Senior Vice President and

Director of Quantitative &

Risk Management

Since April 2012

The following replaces the entries for Alger Large Cap Growth Fund and Alger Growth & Income Fund in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 62 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Large Cap Growth Fund	Dan C. Chung, CFA	September 2001
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012

In addition, the description regarding Mr. Silverberg is deleted from the descriptions of portfolio managers on page 63 of the Prospectus. Mr. Silverberg is no longer employed by Fred Alger Management, Inc.

The following is added on page 63 of the Prospectus:

“• Mr. Adams has been employed by the Manager since 2006 and currently serves as Senior Vice President and the Director of Quantitative & Risk Management of the Manager.”

The following replaces numbers 11 and 12 at the end of the first paragraph under the heading “Waivers of Sales Charges” on page A-7 of the Prospectus:

(11) by shareholders of China Fund as of January 21, 2005 purchasing A Shares directly from the Fund for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund.”

S-MPAD 41012

THE ALGER FUNDS

Supplement dated April 11, 2012 to the

Statement of Additional Information dated March 1, 2012,

As supplemented to date

The following replaces numbers 11 and 12 at the end of the paragraph under the heading “Waivers of Sales Charges (Class A, B and C)” on page 22 of the Statement of Additional Information:

(11) by shareholders of Alger China-U.S.  Growth Fund  as of January 21, 2005 purchasing A Shares directly from the Fund for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund.”

The line item regarding other accounts managed by Andrew Silverberg is deleted from the table under “Other Accounts Managed by Portfolio Managers” on page 30 of the Statement of Additional Information.  The line item regarding Mr. Silverberg’s ownership of shares of Alger Large Cap Growth Fund and Alger Growth & Income Fund is deleted from the table under “Securities Owned by Portfolio Managers” on page 30 of the Statement of Additional Information.  Mr. Silverberg is no longer employed by Fred Alger Management, Inc.

The following updates the information in the Statement of Additional Information regarding Alger Growth & Income Fund:

(1)           A line item regarding other accounts managed by Gregory S. Adams in the table under “Other Accounts Managed by Portfolio Managers” on page 30 of the Statement of Additional Information is added, as follows:

	Registered Investment		Other Pooled		Other
	Companies		Investment Vehicles		Accounts

Gregory S. Adams*	1	($20.2)	1	($6.9)	—

* This information is provided as of March 30, 2012. The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle.  The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of $6.9 million as of March 30, 2012.

(2)           A line item regarding Gregory S. Adams’ ownership of Alger Growth & Income Fund shares in the table under “Securities Owned by the Portfolio Managers” on page 30 of the Statement of Additional Information is added, as follows:  “Currently Mr. Adams does not own any shares of Alger Growth & Income Fund.”

S-SSAI 41012